Equity-based Compensation (Tables)	9 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Unvested Restricted Stock Units Activity

The change in unvested RSUs is as follows:

	Number of RSUs	Weighted-Average Grant-Date Fair Value Per RSU
Balance as of March 31, 2020	—	$—
Granted	2,514,317	$18.06
Vested	—	$—
Forfeited	(4,520)	$18.00

Balance as of December 31, 2020	2,509,797	$18.06